UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     June 30, 2009

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   49
Form 13F Information Table Value Total (Thousands):   $66,549

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliance Data Systems Corporat COM              018581108     1011    24547 SH       SOLE                     9764             14783
Amdocs Ltd.                    COM              G02602103     1488    69356 SH       SOLE                    66500              2856
Arch Capital Group Ltd.        COM              G0450A105     2790    47633 SH       SOLE                    23833             23800
Aruba Networks Inc.            COM              043176106      818    93593 SH       SOLE                    93593
Atheros Communications, Inc.   COM              04743P108      279    14512 SH       SOLE                    12133              2379
Atmel Corp.                    COM              049513104       52    14000 SH       SOLE                                      14000
Auxilium Pharmaceuticals Inc.  COM              05334D107      431    13730 SH       SOLE                     4942              8788
Biodel, Inc.                   COM              09064M105      147    28462 SH       SOLE                    28462
Cavium Networks, Inc.          COM              14965A101      813    48346 SH       SOLE                    32760             15586
Cbeyond, Inc.                  COM              149847105      149    10407 SH       SOLE                     4261              6146
Centennial Communication Corp. COM              15133V208     3565   425466 SH       SOLE                   173729            251737
Cisco Systems                  COM              17275R102     5194   278489 SH       SOLE                   236446             42043
Citrix Systems, Inc.           COM              177376100      395    12402 SH       SOLE                    11398              1004
CommVault Systems, Inc.        COM              204166102     1295    78078 SH       SOLE                    73078              5000
Concho Resources Inc.          COM              20605P101     2313    80617 SH       SOLE                    78954              1663
EBay, Inc.                     COM              278642103      703    41030 SH       SOLE                    29100             11930
EHealth, Inc.                  COM              28238P109      890    50391 SH       SOLE                    23798             26593
Ecotality, Inc.                COM              27922Y103      345  3450693 SH       SOLE                  3450693
Global Cash Access Holdings, I COM              378967103     1045   131250 SH       SOLE                    14374            116876
Google, Inc. - Cl A            COM              38259P508    19644    46595 SH       SOLE                    39426              7169
H&E Equipment Services, Inc.   COM              404030108      197    21098 SH       SOLE                    21098
HewlettPackard                 COM              428236103      500    12929 SH       SOLE                                      12929
Infinera Corporation           COM              45667G103      148    16205 SH       SOLE                    16205
Innophos Holdings, Inc.        COM              45774N108      302    17893 SH       SOLE                    14301              3592
Keryx Biopharmaceuticals, Inc. COM              492515101       30    33200 SH       SOLE                                      33200
Linear Technology Corp.        COM              535678106     1144    49000 SH       SOLE                    20000             29000
Lululemon Athletica Inc.       COM              550021109      389    29879 SH       SOLE                    29879
Magellan Midstream Holdings, L COM              55907R108      325    15468 SH       SOLE                    13219              2249
MedAssets Inc.                 COM              584045108     1559    80147 SH       SOLE                    29673             50474
Mellanox Technologies Ltd.     COM              M51363113     1116    92763 SH       SOLE                    73933             18830
MetroPCS Communications        COM              591708102     6350   477065 SH       SOLE                    91274            385791
Microsoft Corp.                COM              594918104      261    11000 SH       SOLE                                      11000
Netezza Corporation            COM              64111N101      139    16726 SH       SOLE                     8062              8664
Netflix, Inc.                  COM              64110L106      718    17365 SH       SOLE                     4904             12461
Neutral Tandem, Inc.           COM              64128B108      601    20364 SH       SOLE                    13050              7314
PROS Holdings, Inc.            COM              74346Y103       92    11346 SH       SOLE                     7564              3782
Positron Corp.                 COM              737397125       81  1785780 SH       SOLE                                    1785780
Prestige Brands Holdings, Inc  COM              74112D101      178    29000 SH       SOLE                    23749              5251
SAVVIS, Inc.                   COM              805423308      830    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302      784    20551 SH       SOLE                    16600              3951
Shutterfly, Inc.               COM              82568P304      555    39776 SH       SOLE                    21716             18060
Sierra Monitor Corporation     COM              826400103       23    12000 SH       SOLE                                      12000
Skyepharma Plc. 	       COM              830808101       34    17587 SH       SOLE                                      17587
Sourcefire, Inc.               COM              83616T108      687    55480 SH       SOLE                    41256             14224
SuperGen, Inc.                 COM              868059106      101    50009 SH       SOLE                                      50009
TransDigm Group Inc.           COM              893641100     3226    89122 SH       SOLE                    19900             69222
Ulta Salon, Cosmetics & Fragra COM              90384S303      483    43437 SH       SOLE                    31041             12396
VeriFone Holdings, Inc.        COM              92342Y109     1118   148905 SH       SOLE                    25600            123305
YaHoo!, Inc.                   COM              984332106     1211    77320 SH       SOLE                    71320              6000